Condensed Consolidated Statements of Operations and Comprehensive Loss (Q3) - USD ($)		3 Months Ended				9 Months Ended
		Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Revenue
Total revenue		$ 336,305,000		$ 297,324,000		$ 955,003,000		$ 849,272,000
Costs and expenses
Cost of revenue	[1]	310,894,000		267,647,000		880,827,000		780,658,000
General and administrative expenses		25,199,000		23,432,000		72,831,000	[2]	66,155,000	[2]
Transaction expenses		24,603,000	[2]	151,000	[2]	29,886,000		151,000
Total costs and expenses		360,696,000		291,230,000		983,544,000		846,964,000
Income (Loss) from operations		(24,391,000)		6,094,000		(28,541,000)		2,308,000
Other income (expense)
Interest expense		(1,532,000)		(924,000)		(4,500,000)		(2,034,000)
Interest income		373,000		49,000		499,000		104,000
Other (expense) income, net		(3,309,000)		388,000		(7,689,000)		849,000
Income (loss) before income taxes, equity loss in affiliate, and noncontrolling interest		(28,859,000)		5,607,000		(40,231,000)		1,227,000
Income tax expense		315,000		0		315,000		0
Income (loss) before equity loss in affiliate and noncontrolling interest		(29,174,000)		5,607,000		(40,546,000)		1,227,000
Equity in loss of affiliate		(31,000)		0		(251,000)		0
Net income (loss) before noncontrolling interest		(29,205,000)		5,607,000		(40,797,000)		1,227,000
Net income (loss) and noncontrolling interest attributable to Legacy AON Shareholders prior to the reverse recapitalization		(15,489,000)		5,607,000		(27,081,000)		1,227,000
Net loss attributable to noncontrolling interest		(11,924,000)		0		(11,924,000)		0
Net loss attributable to Class A Common Stockholders, Diluted		(1,792,000)		0		(1,792,000)		0
Net loss attributable to Class A Common Stockholders, Basic		$ (1,792,000)		$ 0		$ (1,792,000)		$ 0
Loss per share of Class A Common Stock:
Earnings (loss) per unit, basic (in usd per share)		$ (0.61)		$ 0		$ (0.61)		$ 0
Earnings (loss) per unit, diluted (in usd per share)		$ (0.61)		$ 0		$ (0.61)		$ 0
Weighted average shares of Class A Common Stock Outstanding:
Weighted average shares for basic loss per share (in shares)		6,614,229		0		6,614,229		0
Diluted weighted average common units outstanding (in shares)		6,614,229		0		6,614,229		0
Other comprehensive income (loss):
Unrealized gains (losses) on marketable securities		$ 102,000		$ (77,000)		$ 190,000		$ (161,000)
Other comprehensive gain (loss)		102,000		(77,000)		190,000		(161,000)
Comprehensive income (loss)		(29,103,000)		5,530,000		(40,607,000)		1,066,000
Other comprehensive income (loss) attributable to Legacy AON Shareholders		(15,398,000)		5,530,000		(26,902,000)		1,066,000
Other comprehensive loss attributable to noncontrolling interests		(11,915,000)		0		(11,915,000)		0
Comprehensive Income (Loss), Net Of Tax, Attributable To Common Stockholders		(1,790,000)		0		(1,790,000)		0
Patient service revenue, net
Revenue
Total revenue		332,195,000		293,612,000		945,681,000		840,507,000
Other revenue
Revenue
Total revenue		$ 4,110,000		$ 3,712,000		$ 9,322,000		$ 8,765,000

[1]	Includes related party inventory expense of $271,790 and $236,077 and $777,478 and $682,671 for the three and nine months ended September 30, 2023 and 2022, respectively.
[2]	Includes related party rent of $679 and $655 and $2,037 and $2,037 for the three and nine months ended September 30, 2023 and 2022, respectively.